Income Taxes (Summarizes the Major Jurisdictions Subject to Examination) (Details)	12 Months Ended
	Mar. 31, 2006 Japan [Member]		Mar. 31, 2009 UK [Member]		Mar. 31, 2007 USA [Member]		Mar. 31, 2005 Parent Company [Member]
Income tax examination, year(s) under examination	2006	[1]	2009	[1]	2007	[1]	2005

[1]	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2005.